UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
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Title:     General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang             New York, New York       February 14, 2012
------------------------   -----------------------------   -----------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $2,301,120
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE     SHARED   NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------- ---------- ----
ANADARKO PETE CORP           COM             032511107   94,462  1,237,542 SH       SOLE                 66,208  1,171,334
APPLE INC                    COM             037833100  104,805    258,777 SH       SOLE                 13,849    244,928
BMC SOFTWARE INC             COM             055921100   44,142  1,346,615 SH       SOLE                 97,279  1,249,336
COMVERSE TECHNOLOGY INC      COM PAR $0.10   205862402   42,229  6,155,837 SH       SOLE                328,822  5,827,015
CONVERGYS CORP               COM             212485106   15,058  1,179,161 SH       SOLE                 86,548  1,092,613
CYTEC INDS INC               COM             232820100   67,034  1,501,313 SH       SOLE                 80,871  1,420,442
DELPHI AUTOMOTIVE PLC        SHS             G27823106   19,154    889,226 SH       SOLE                 64,261    824,965
EL PASO CORP                 COM             28336L109  134,603  5,065,987 SH       SOLE                271,031  4,794,956
ENERGIZER HLDGS INC          COM             29266R108   77,311    997,824 SH       SOLE                 53,375    944,449
EXELIS INC                   COM             30162A108   12,004  1,326,386 SH       SOLE                 95,929  1,230,457
EXPEDIA INC DEL              COM             30212P105   88,770  3,058,923 SH       SOLE                163,764  2,895,159
GOOGLE INC                   CL A            38259P508   36,689     56,803 SH       SOLE                  4,110     52,693
HCA HOLDINGS INC             COM             40412C101   10,065    456,892 SH       SOLE                 24,661    432,231
LIBERTY MEDIA CORPORATION    LIB CAP COM A   530322106  101,636  1,302,191 SH       SOLE                 69,751  1,232,440
LIBERTY INTERACTIVE CORPORAT INT COM SER A   53071M104   63,228  3,899,338 SH       SOLE                210,573  3,688,765
LIFE TECHNOLOGIES CORP       COM             53217V109   52,512  1,349,584 SH       SOLE                 74,576  1,275,008
MARATHON PETE CORP           COM             56585A102  553,836 16,636,720 SH       SOLE                      0 16,636,720
MARATHON PETE CORP           COM             56585A102  114,198    536,000 SH  CALL SOLE
MARRIOTT VACATIONS WRLDWDE C COM             57164Y107    4,103    239,097 SH       SOLE                 17,238    221,859
MCGRAW HILL COS INC          COM             580645109  395,465  8,793,978 SH       SOLE                      0  8,793,978
MOTOROLA SOLUTIONS INC       COM NEW         620076307   46,463  1,003,741 SH       SOLE                 72,576    931,165
NETFLIX INC                  COM             64110L106   44,941    648,594 SH       SOLE                 34,925    613,669
OPKO HEALTH INC              COM             68375N103    9,786  1,997,234 SH       SOLE                144,583  1,852,651
ROCK-TENN CO                 CL A            772739207   40,151    695,856 SH       SOLE                 37,169    658,687
SEMGROUP CORP                CL A            81663A105   51,107  1,961,141 SH       SOLE                104,363  1,856,778
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517QAA8   12,934 29,574,000 PRN      SOLE                      0          0
SPDR GOLD TRUST              GOLD SHS        78463V107   18,268    120,191 SH       SOLE                 34,847     85,344
SUNOCO INC                   COM             86764P109   16,908    412,194 SH       SOLE                 22,191    390,003
TRIPADVISOR INC              COM             896945201   22,956    910,607 SH       SOLE                 49,798    860,809
WPX ENERGY INC               COM             98212B103    6,302    346,851 SH       SOLE                 25,045    321,806
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